Share-based compensation - 2014 Plan (Detail) - 2014 Plan [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		0
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	14,195,412
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		26,000	228,200	1,318,450
Unrecognized compensation costs on restricted shares		$ 0	$ 12
Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	14,195,412